Decommissioning liability (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about decommissioning liability explanatory [Table Text Block]
	San Dimas	Black Fox	Total
Decommissioning liability, January 1, 2016	9,324	18,970	28,294
Accretion expense	723	320	1,043
Change in estimated timing of cash flows	(167)	620	453
At December 31, 2016	9,880	19,910	29,790
Accretion expense	766	208	974
Foreign exchange, estimated timing and other adjustments	1,000	-	1,000
Disposition	-	(20,118)	(20,118)
At December 31, 2017	$11,646	$-	$11,646

Disclosure of detailed information about decommissioning liability, assumptions used [Table Text Block]
	Expected years	Discount rate	Inflation rate
2017
San Dimas	16 yrs	7.39%	3.50%
2016
San Dimas	17 yrs	7.75%	3.40%
Black Fox Complex	5 yrs	2.34%	2.00%